INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 4.0	$ 4.0	$ 7.0
Additions for tax positions of prior years	0.2	0.0	0.0
Subtraction for tax positions of prior years	0.0	0.0	(3.0)
Settlements with tax authorities	0.0	0.0	0.0
Balance, End of Year	$ 4.2	$ 4.0	$ 4.0